Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Preferred Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Income (loss)	Non- controlling Interest	Total
Balance at Dec. 31, 2020	$ 2,397,701	$ 25,003	$ 154,767,209	$ (113,242,512)	$ (1,523,978)	$ 66,356	$ 42,489,779
Balance (in Shares) at Dec. 31, 2020	239,770,000	2,500,310
Issuance of ordinary shares	$ 1,386,607		174,032,100				175,418,707
Issuance of ordinary shares (in Shares)	138,660,796
Redemption of preferred shares		$ (15,003)	(6,123,201)				(6,138,204)
Redemption of preferred shares (in Shares)		(1,500,310)
Dividends of Preferred Shares				(666,512)			(666,512)
Net loss				(68,801,252)		7,330,267	(61,470,985)
Acquisition of subsidiaries	$ 71,114		(6,353,132)			(10,966)	(6,292,984)
Acquisition of subsidiaries (in Shares)	7,111,428
Contribution						362,575	362,575
Foreign currency translation adjustment					(68,784)	10,084	(58,700)
Balance at Dec. 31, 2021	$ 3,855,422	$ 10,000	316,322,976	(182,710,276)	(1,592,762)	7,758,316	143,643,676
Balance (in Shares) at Dec. 31, 2021	385,542,224	1,000,000
Issuance of ordinary shares	$ 1,069,565		27,286,328				28,355,893
Issuance of ordinary shares (in Shares)	106,956,464
Issuance of preferred shares		$ 15,000	292,500				307,500
Issuance of preferred shares (in Shares)		1,500,000
Net loss				(52,539,682)		2,327,941	(50,211,741)
Acquisition of subsidiaries						(194,363)	(194,363)
Foreign currency translation adjustment					2,135,731	68,475	2,204,206
Balance at Dec. 31, 2022	$ 4,924,987	$ 25,000	343,901,804	(235,249,958)	542,969	9,960,369	124,105,171
Balance (in Shares) at Dec. 31, 2022	492,498,688	2,500,000
Reverse split (in Shares)	(501,254,300)	(2,489,583)
Issuance of ordinary shares	$ 930,358		7,561,742				8,492,100
Issuance of ordinary shares (in Shares)	11,195,339
Net loss				(181,331,324)		(390,905)	(181,722,229)
Loss of control over subsidiaries			(2,675,700)			(11,235,121)	(13,910,821)
Foreign currency translation adjustment					(6,814)	(185,687)	(192,501)
Balance at Dec. 31, 2023	$ 5,855,345	$ 25,000	$ 348,787,846	$ (407,381,356)	$ 531,136	$ (1,851,344)	$ (63,228,280)
Balance (in Shares) at Dec. 31, 2023	2,439,727	10,417